CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 674,132,800	$ 331,218,497
Restricted cash		99,673,063
Short-term investments	115,125,196	226,047,469
Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 in 2011 and 2012, respectively	282,977,088	249,206,254
Prepaid expenses and other current assets	48,974,570	34,085,560
Deferred tax assets	35,416,312	29,914,442
Amounts due from related parties	1,075,236	1,824,436
Rental deposits	57,152,373	60,913,252
Total current assets	1,214,853,575	1,032,882,973
Restricted cash, non-current	240,553,655	99,673,063
Rental deposits, non-current	3,446,901	4,046,749
Equipment, net	66,073,251	79,042,120
Acquired intangible assets, net	3,325,875	35,025,435
Goodwill	439,384,373	459,112,676
Equity method investment	1,001,140	19,010,818
Cost method investment		1,523,592
Other long-term assets	7,247,722	11,119,725
Total assets	1,975,886,492	1,741,437,151
Current liabilities:
Short-term bank loan		100,000,000
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,321,376 and $493,885 as of December 31, 2011 and 2012, respectively)	14,809,732	19,448,258
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $16,878,170 and $9,328,748 as of December 31, 2011 and 2012, respectively)	179,440,933	173,753,526
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $3,051,811 and $3,575,786 as of December 31, 2011 and 2012, respectively)	69,436,762	35,462,590
Amounts due to related parties	577,357	2,195,904
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,753,744 and $899,787 as of December 31, 2011 and 2012, respectively)	31,463,939	33,550,044
Total current liabilities	295,728,723	364,410,322
Long-term debt	200,000,000	71,000,000
Acquisition purchase price payable		13,106,060
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $791,750 and $nil as of December 31, 2011 and 2012, respectively)	12,201,231	20,099,000
Total liabilities	507,929,954	468,615,382
Commitments and contingencies (Note 20)
Equity
Ordinary shares ($0.00005 par value; 19,800,000,000 and 19,800,000,000 shares authorized in 2011 and 2012; 646,452,740 and 660,215,440 issued and outstanding in 2011 and 2012, respectively)	33,034	32,346
Additional paid-in capital	1,561,434,927	1,533,617,339
Accumulated deficit	(214,554,087)	(400,275,876)
Accumulated other comprehensive income	123,015,125	119,795,537
Total Focus Media Holdings Limited shareholders' equity	1,469,928,999	1,253,169,346
Noncontrolling interests	(1,972,461)	19,652,423
Total equity	1,467,956,538	1,272,821,769
Total liabilities and equity	$ 1,975,886,492	$ 1,741,437,151